Deferred Tax Balances (Tables)	12 Months Ended
Jun. 30, 2018
Deferred tax assets

Deferred tax assets

The balance comprises temporary differences attributable to:

		Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Tax losses	2,732,866	2,836,526

Total deferred tax assets	2,732,866	2,836,526
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,732,866)	(2,836,526)

Net deferred tax liabilities	—	—

Deferred tax liabilities

Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Intangible assets	2,732,866	2,836,526

Total deferred tax liabilities	2,732,866	2,836,526
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,732,866)	(2,836,526)

Net deferred tax liabilities	—	—

Movements in Deferred Tax Balances

Movements in deferred tax balances

	Tax Losses A$	Intangible Assets A$	Total A$
Movement
At June 30, 2017	2,836,526	(2,836,526)	—
(Charged)/credited
– to profit or loss	(103,660)	103,660	—

At June 30, 2018	2,732,866	(2,732,866)	—